Commitments and Contingencies - Additional Information - Vessels Under Construction (Detail) - USD ($) $ in Thousands	1 Months Ended	12 Months Ended
	Jun. 30, 2019	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Long-term Purchase Commitment [Line Items]
Carrying amount of long-term debt		$ 2,867,120	$ 3,363,127
Net loss		(148,986)	(57,747)	$ (529,072)
Teekay LNG
Long-term Purchase Commitment [Line Items]
Unrecorded Unconditional Purchase Obligation		61,003
Unrecorded Unconditional Purchase Obligation, Due within next Twelve Months		23,330
Unrecorded Unconditional Purchase Obligation, Due within Two Years		22,382
Unrecorded Unconditional Purchase Obligation, Due within Three Years		15,291
Net loss		164,604	$ 76,875	$ (1,089)
Consolidated Entities [Member] | Teekay LNG
Long-term Purchase Commitment [Line Items]
Unrecorded Unconditional Purchase Obligation		49,652
Unrecorded Unconditional Purchase Obligation, Due within next Twelve Months		11,979
Unrecorded Unconditional Purchase Obligation, Due within Two Years		22,382
Unrecorded Unconditional Purchase Obligation, Due within Three Years		15,291
Expected cost of project	$ 61,000
Equity Method Investments [Member] | Teekay LNG
Long-term Purchase Commitment [Line Items]
Unrecorded Unconditional Purchase Obligation		11,351
Unrecorded Unconditional Purchase Obligation, Due within next Twelve Months		11,351
Unrecorded Unconditional Purchase Obligation, Due within Two Years		0
Unrecorded Unconditional Purchase Obligation, Due within Three Years		$ 0